Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0002065232
Registrant Name	Fitness Fanatics Ltd
Registration File Number	333-289484
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES